Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued operations and assets classified as held for sale [Abstract]
Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes [Text Block]	Philips Group Discontinued operations, net of income taxes in millions of EUR
	2019	2020	2021
Domestic Appliances	202	206	2,698
Other	(19)	(10)	13
Discontinued operations, net of income taxes	183	196	2,711

Discontinued operations and assets classified as held for sale - Results of Domestic Appliances in millions of EUR [Text Block]

Philips Group

Results of Domestic Appliances in millions of EUR

	January to December
	2019	2020	2021
Sales	2,335	2,222	1,516
Costs and expenses	(2,054)	(1,944)	(1,322)
Income from operations	280	279	194
Result on the sale of discontinued operations			3,241
Income before tax	280	279	3,435
Income tax expense1)	(79)	(72)	6
Income tax related the sale of discontinued operations			(743)
Results from discontinued operations	202	206	2,698
1)The income tax expense from discontinued operations is calculated based on the separate return method, as if Domestic Appliances was filing its own separate tax returns.

Discontinued operations and assets classified as held for sale - Net cash provided by (used for) Discontinued operations in millions of EUR [Text Block]

Net cash provided by (used for) Discontinued operations in millions of EUR

	2019	2020	2021
Net cash provided by (used for) operating activities	111	129	85
Net cash provided by (used for) investing activities	(14)		3,319
Net cash provided by (used for) discontinued operations	98	129	3,403